BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2017
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1     BASIS OF PRESENTATION

The financial information of Medizone International, Inc., a Nevada corporation (“Medizone), the Canadian Foundation of Global Health (“CFGH”) based in Ottawa, Canada, considered to be a variable interest entity (“VIE”) as described below, and Medizone Canada, Inc. a wholly owned subsidiary, (collectively, the “Company”), included herein is unaudited and has been prepared consistent with U.S. generally accepted accounting principles (“US GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, these condensed consolidated financial statements do not include all information and notes required by US GAAP for complete financial statements. These notes should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016. In the opinion of management, these financial statements contain all adjustments (consisting solely of normal recurring adjustments) which are necessary for a fair presentation of results for the interim periods presented. The results of operations for the three and nine months ended September 30, 2017, are not necessarily indicative of the results to be expected for the full year ending December 31, 2017.